Insurance service expense	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Insurance service expense
7 Insurance service expenses

	2024		2023		2022

	Insurance contracts	Investment contracts with DPF	Insurance contracts	Investment contracts with DPF	Insurance contracts	Investment contracts with DPF

Incurred claims and other incurred insurance service expenses	(7,954)	(43)	(8,404)	(36)	(9,030)	(54)

Changes in fulfilment cash flows relating to incurred claims	(14)	-	(17)	-	8	-

Onerous contract losses (and reversals)	(1,109)	-	(1,079)	-	(1,247)	-

Amortization of insurance acquisition costs	(553)	-	(558)	-	(545)	-

Contracts not measured under the PAA	(9,629)	(43)	(10,058)	(36)	(10,815)	(54)

Contracts measured under the PAA	(118)	-	(132)	-	(228)	-

Total insurance service expenses	(9,747)	(43)	(10,190)	(36)	(11,043)	(54)